Property, Plant and Equipment (Tables)	6 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31, 2015	June 30, 2015
	(Unaudited)	(Audited)

Buildings	$13,403,318	$13,480,382
Machinery	50,928,880	53,540,780
Vehicles	1,286,833	1,911,054
Plant and equipment	12,684,587	13,409,412
Software	85,094	97,151
Construction in progress	5,299,830	4,000,155
	83,688,542	86,438,934
Less: Accumulated depreciation	(23,146,609)	(21,178,480)

Property, plant and equipment, net	$60,541,933	$65,260,454